Debt	12 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 11 — DEBT

The Company borrowed from PRC banks, other financial institutions and third parties as working capital funds. As of June 30, 2023 and 2022, the Company’s debt consisted of the following:

(a) Short-term loans:

		June 30, 2023	June 30, 2022
Shanghai Pudong Development Bank	(1)	$4,152,000	$5,000,000
Agricultural Bank of China	(2)	2,750,000	3,200,000
Industrial and Commercial Bank of China	(3)	2,400,000	2,600,000
Bank Of China	(4)	4,732,116	1,008,400
Less: Debt issuance cost	(5)	(11,593)	(48,013)
Total short-term loans, net		$14,022,523	$11,760,387

(1)      On March 15, 2022, the Company borrowed $2.7 million short-term loan from Shanghai Pudong Development Bank (“SPD”) bank as working capital for six months, with loan maturity date on September 13, 2022 and effective interest rate of 4.2% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On March 24, 2022, the Company borrowed $2.3 million short-term loan from SPD bank as working capital for six months, with loan maturity date on September 20, 2022 and effective interest rate of 4.2% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On September 21, 2022, the Company borrowed RMB¥13.9 million (approximately $2.0 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on March 20, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On September 23, 2022, the Company borrowed RMB¥16.1 million (approximately $2.3 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on March 22, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On March 21, 2023, the Company borrowed RMB13.9 million (approximately USD$2.0 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on September 17, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid before maturity on April 23, 2023.

On March 30, 2023, the Company borrowed RMB16.1 million (approximately USD$2.2 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on September 26, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On April 25, 2023, the Company borrowed RMB13.9 million (approximately USD$1.9 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on October 20, 2023 and effective interest rate of 2.85% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

For the above-mentioned loans from SPD bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(2) On February 25, 2022, the Company signed a new loan contract with Agricultural Bank of China (“ABC bank”) to borrow $3.2 million as working capital, with loan maturity date on August 22, 2022 and effective interest rate of 1.9% per annum. The loan was guaranteed by the Company’s certain shareholders and related parties. The loan was fully repaid upon maturity.

On August 24, 2022, the Company signed a new loan contract with ABC bank to borrow $3.0 million as working capital, with loan maturity date on February 19, 2023 and effective interest rate of 4.0% per annum. The loan was guaranteed by the Company’s certain shareholders and related parties. The loan was fully repaid upon maturity.

On February 22, 2023, the Company borrowed $2.75 million on short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2023 and effective interest rate of 5.69% per annum. The loan was fully repaid upon maturity.

For the above-mentioned loans from ABC bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(3) On May 17, 2022, the Company borrowed $1.3 million short-term loan from Industrial and Commercial Bank of China (“ICBC”) as working capital for three months, with loan maturity date on August 12, 2022 and effective interest rate of 2.1% per annum. The loan was fully repaid upon maturity.

On June 7, 2022, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on September 5, 2022 and effective interest rate of 2.15% per annum. The loan was fully repaid upon maturity.

On August 15, 2022, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on November 9, 2022 and effective interest rate of 3.1% per annum. The loan was fully repaid upon maturity.

On September 9, 2022, the Company borrowed $1.2 million short-term loan from ICBC as working capital for three months, with loan maturity date on December 7, 2022 and effective interest rate of 3.19% per annum. The loan was fully repaid upon maturity.

On November 14, 2022, the Company borrowed $1.0 million short-term loan from ICBC as working capital for three months, with loan maturity date on February 8, 2023 and effective interest rate of 5.20% per annum. The loan was fully repaid upon maturity.

On December 9, 2022, the Company borrowed $1.2 million short-term loan from ICBC as working capital for three months, with loan maturity date on March 8, 2023 and effective interest rate of 4.81% per annum. The loan was fully repaid upon maturity.

On February 9, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on May 9, 2023 and effective interest rate of 5.11% per annum. The loan was fully repaid upon maturity.

On March 10, 2023, the Company borrowed $1.2 million short-term loan from ICBC as working capital for three months, with loan maturity date on June 7, 2023 and effective interest rate of 4.95% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On May 11, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2023 and effective interest rate of 5.56% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On June 9, 2023, the Company borrowed $1.1 million short-term loan from ICBC as working capital for three months, with loan maturity date on September 5, 2023 and effective interest rate of 5.52% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

For the above-mentioned loans from ICBC bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(4) On June 24, 2022, the Company borrowed GBP£0.82 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on June 21, 2023 and effective interest rate of 1.91% per annum. The loan was pledged by a term deposit of JPY ¥136,300,000 (approximately $1.00 million). The loan was fully repaid upon maturity.

On September 27, 2022, the Company borrowed GBP£0.92 million (approximately $1.2 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on September 27, 2023 and effective interest rate of 4.51% per annum. The loan was pledged by a term deposit of JPY ¥144.7 million (approximately $1.06 million). The loan was fully repaid upon maturity.

On November 21, 2022, the Company borrowed EUR€0.97 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on November 21, 2023 and effective interest rate of 2.58% per annum. The loan was pledged by a term deposit of GBP£0.84 million (approximately $1.03 million). The loan was fully repaid upon maturity.

On March 28, 2023, the Company borrowed HKD 11.8 million (approximately $1.5 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on March 27, 2024 and effective interest rate of 3.02% per annum. The loan was pledged by a term deposit of JPY ¥196.8 million (approximately $1.48 million). The loan was fully repaid upon maturity.

On June 28, 2023, the Company borrowed GBP£0.8 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on June 27, 2024 and effective interest rate of 6.02% per annum. The loan was pledged by a term deposit of JPY ¥144.0 million (approximately $1.0 million). The loan was fully repaid upon maturity.

(5) In order to obtain the above-mentioned loans from PRC banks, as of June 30 2023 and 2022, the Company incurred total of $292,998 and $142,430 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2023 and 2022, $215,370 and $197,366 deferred financing cost was amortized, respectively.

For the above-mentioned short-term loans from PRC banks and financial institutions, interest expense amounted to $530,568 and $293,102 f or the years ended June 30, 2023 and 2022, respectively.

(b) Short-term borrowings- third-party loans

From June to December 2022, the Company borrowed loans from an unrelated company as working capital, with loan maturity date ranging from November 2022 to March 2023, and effective interest rate of 3.6% per annum. As of June 30, 2023, the outstanding balance was $0.

Total interest expense on these third-party loans amounted to $8,592 and $33,391 for the years ended June 30, 2023 and 2022, respectively.